Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

(16)	Earnings per Share
The following table shows the information used in the calculation of our basic and diluted earnings per share calculation as of December 31, 2018 and December 31, 2017. See Note 15 "Stockholders' Equity" for details on our April 12, 2018 stock split and our common stock repurchase on August 13, 2018.

	For the Year Ended December 31,
	2018	2017	2016

Weighted average common shares outstanding for basic calculation	297,748,327	302,225,923	302,225,923
Add: Effect of stock options and restricted stock	5,443	—	—
Weighted average common shares outstanding for diluted calculation	297,753,770	302,225,923	302,225,923

Basic earnings per common share are calculated by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted earnings per share are calculated by dividing net income (loss) by the sum of the weighted average number of common shares outstanding plus the additional common shares that would have been outstanding if potentially dilutive securities had been issued.
The weighted average common shares outstanding for the diluted earnings per share calculation excludes consideration of stock options covering 650,432 shares in 2018, as these shares are anti-dilutive.